Accounts Payable (Details Narrative) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Due to executive		$ 28,623	$ 28,623
Due to related party	$ 251,498	$ 49,441	$ 0